Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Goodwill

	December 31,
	2016	2017
	RMB	RMB
Cost:
Goodwill arising from acquisition of CDMA business	29,923	29,920